UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Diversified Risk Parity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES- 78.6%
	EQUITY FUNDS - 78.6%
	CONSUMER - CYCLICAL - 4.0%
5,200	Consumer Discretionary Select Sector SPDR Fund	$ 347,048

	CONSUMER - DEFENSIVE - 4.1%
8,000	Consumer Staples Select Sector SPDR Fund	356,960

	COUNTRY FUNDS - 9.2%
11,200	iShares MSCI Canada ETF	360,752
1,000	iShares MSCI Indonesia ETF	26,380
15,800	iShares MSCI Japan ETF	190,232
2,700	iShares MSCI Malaysia ETF	42,876
1,400	iShares MSCI Mexico Capped ETF	94,934
700	iShares MSCI Philippines ETF	25,781
750	iShares MSCI Thailand Capped ETF	57,908
		798,863
	EMERGING MARKET - 13.7%
3,300	EGShares Emerging Markets Consumer ETF	91,509
4,000	EGShares Low Volatility Emerging Markets Dividend ETF	68,320
4,200	iShares MSCI All Country Asia ex Japan ETF	263,298
8,600	iShares MSCI Emerging Markets ETF	371,778
4,200	SPDR S&P BRIC 40 ETF	99,750
4,000	WisdomTree Emerging Markets Equity Income Fund	207,360
2,000	WisdomTree Emerging Markets SmallCap Dividend Fund	96,040
		1,198,055
	ENERGY - 17.2%
12,000	Alerian MLP ETF	228,000
3,500	Energy Select Sector SPDR Fund	350,350
16,100	First Trust North American Energy Infrastructure Fund	435,183
9,200	JPMorgan Alerian MLP Index ETN	481,896
		1,495,429
	FINANCIAL SERVICES - 4.0%
4,200	iShares US Financials ETF	349,188

	GEO FOCUS - 2.6%
2,200	Global X MSCI Columbia ETF	44,330
2,000	iShares MSCI All Peru Capped ETF	71,140
700	iShares MSCI Chile Capped ETF	31,759
900	iShares MSCI Turkey ETF	50,004
450	Market Vectors Egypt Index ETF	30,339
		227,572
	GLOBAL EQUITY - 4.6%
4,300	iShares MSCI ACWI ETF	259,118
3,000	iShares Europe ETF	145,710
		404,828
	HEALTH & BIOTECHNOLOGY - 4.1%
2,800	iShares U.S. Healthcare ETF	358,988

	INDUSTRIALS - 4.0%
3,400	iShares U.S. Industrials ETF	352,240

	NATURAL RESOURCES - 4.0%
7,000	Materials Select Sector SPDR Fund	347,480

	TECHNOLOGY - 4.0%
3,600	iShares US Technology ETF	348,768

	UTILITIES - 3.1%
6,100	Utilities Select Sector SPDR Fund	269,986

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost - $6,046,988)	6,855,405

Par Value		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 31.4%
$ 81,612	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Thru Certificates Series 2003-9 (a)	3.1500	9/25/2033	76,438
72,670	Asset Backed Securities Corp. Home Equity Loan Trust Series 2002-HE1 (a)	2.6270	3/15/2032	71,961
96,588	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 (a)	2.6270	11/25/2033	83,072
232,966	Credit-Based Asset Servicing and Securitization LLC (a)	1.8750	7/25/2035	214,410
317,388	Home Equity Asset Trust (a)	2.1020	10/25/2034	273,787
140,837	Home Equity Asset Trust (a)	2.2520	4/25/2034	129,877
200,004	Home Equity Asset Trust (a)	2.3020	3/25/2034	185,640
214,537	Long Beach Mortgage Loan Trust 2003-2 (a)	3.0020	6/25/2033	169,275
59,478	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 (a)	2.3270	7/25/2034	46,108
209,320	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 (a)	2.1020	7/25/2035	196,051
186,274	Morgan Stanley ABS Capital I Inc. Trust 2004-NC4 (a)	3.1520	4/25/2034	180,613
158,762	Morgan Stanley ABS Capital I Inc. Trust 2004-NC7 (a)	1.8770	7/25/2034	131,365
216,225	NovaStar Mortgage Funding Trust Series 2003-3 (a)	2.6270	12/25/2033	206,820
21,218	NovaStar Mortgage Funding Trust Series 2003-3 (a)	3.1520	12/25/2033	21,174
48,119	Option One Mortgage Acceptance Corp. Asset Backed Certificates Series 2003-3 (a)	3.1520	6/25/2033	40,017
128,732	Saxon Asset Securities Trust 2002-1 (a)	1.9520	11/25/2031	108,242
68,657	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 (a)	1.3520	10/25/2035	58,212
91,111	Structured Asset Investment Loan Trust 2003-BC13 (a)	2.7770	11/25/2033	85,538
186,734	Structured Asset Securities Corp. 2005-WF1 (a)	0.8870	2/25/2035	160,011
132,883	Structured Asset Securities Corp. 2005-WF1 (a)	2.0570	2/25/2035	119,909
193,815	Structured Asset Securities Corp. 2005-WF1 (a)	2.2070	2/25/2035	186,592

	TOTAL ASSET BACKED SECURITIES (Cost - $2,645,896)			2,745,112

	U.S. GOVERNMENT AGENCIES - 4.8%
	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
772,275	Fannie Mae REMICS (a)	5.8480	6/25/2037	111,138
786,591	Fannie Mae REMICS (a)	5.8480	8/25/2038	121,807
201,382	Freddie Mac REMICS (a)	5.8480	11/15/2037	23,541
314,569	Freddie Mac REMICS (a)	6.4980	4/15/2036	45,008
697,915	Freddie Mac REMICS (a)	7.0480	6/15/2032	116,243

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $393,136)			417,737

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
192,562	CHL Mortgage Pass-Through Trust 2003-2 (Cost - $191,924)	5.5000	3/25/2033	172,445

	TOTAL INVESTMENTS - 116.8% (Cost - $9,277,944) (b)			$ 10,190,699
	OTHER ASSETS AND LIABILITIES - NET - (16.8)%			(1,466,690)
	TOTAL NET ASSETS - 100.0%			$ 8,724,009

ETF - Exchange Traded Fund.
MLP - Master Limited Partnership.
ETN - Exchange Traded Note.
(a) Floating rate security.
(b) Represents cost for financial reporting purposes. The cost for federal income tax purposes is $9,343,725 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 921,168
		Unrealized depreciation		(74,194)
		Net unrealized appreciation		$ 846,974

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds and Notes	$ 6,855,405	$ -	$ -	$ 6,855,405
Asset Backed Securities	-	2,745,112	-	2,745,112
U.S. Government Agencies	-	417,737	-	417,737
Non-Agency Collateralized Mortgage Obligations	-	172,445	-	172,445
Total	$ 6,855,405	$ 3,335,294	$ -	$ 10,190,699

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/14